Offerings - Offering: 1	May 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Rocket Lab USA, Inc. (the "Predecessor Registrant") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-285707) filed with the Securities and Exchange Commission on March 11, 2025 (as amended, the "Registration Statement"). Rocket Lab Corporation became the successor to the Predecessor Registrant on May 23, 2025. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee Tables" in the Registration Statement.